EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Schedule of Calculation of Earnings Per Share

	Year ended December 31,
	2022	2023	2024
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic	$1,819,801	$429,545	$(345,215)
Diluted earnings from the subsidiary	(15,432)	(237)	—
Net income attributable to Daqo New Energy Corp. ordinary shareholders—diluted	$1,804,369	$429,308	$(345,215)
Denominator used in diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	379,365,310	373,586,004	330,800,038
Plus: Dilutive effects of share options	885,140	88,479	—
Dilutive effects of RSUs	6,209,391	1,143,193	—
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	386,459,841	374,817,676	330,800,038

Basic earnings per share	$4.80	$1.15	$(1.04)

Diluted earnings per share	$4.67	$1.15	$(1.04)

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share

	Year ended December 31,
	2022	2023	2024
Non-vested Restricted-Share-Units	9,056,071	11,406,944	4,571,052
Subsidiary’s Share Incentive Plan	461,041	799,366	—
Total	9,517,112	12,206,310	4,571,052